Fair Value Measurements (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Recurring Basis Total fair value and carrying value on balance sheet CNY	Dec. 31, 2011 Recurring Basis Total fair value and carrying value on balance sheet CNY	Dec. 31, 2012 Recurring Basis Quoted prices in active market for identical assets (Level 1) CNY	Dec. 31, 2011 Recurring Basis Quoted prices in active market for identical assets (Level 1) CNY
Assets measured on recurring basis
Cash and cash equivalents				257,709	181,340	257,709	181,340
Short-term deposits	37,403	233,025	404,500	233,025	404,500	233,025	404,500
Term deposits				10,000	10,000	10,000	10,000
Available-for-sale securities				5,047		5,047